Note 1 - Summary of Significant Accounting Policies (Details Textual) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	575,000	575,000	0
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Furniture, Fixtures, Fittings, and Other [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		10 years
Furniture, Fixtures, Fittings, and Other [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		2 years
Devices Leased Under RPPs and Devices Subject to Sale and Leaseback Transactions [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		7 years
Maximum [Member]
Standard Product Warranty Period		2 years
Minimum [Member]
Standard Product Warranty Period		1 year
Patents [Member]
Finite-Lived Intangible Asset, Useful Life		5 years
Licensing Agreements [Member]
Finite-Lived Intangible Asset, Useful Life		5 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life		7 years
Maintenance Contracts, Useful Life		1 year